Document and Entity Information	Aug. 23, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 23, 2023
Current Fiscal Year End Date	--03-31
Entity File Number	000-22957
Entity Registrant Name	RIVERVIEW BANCORP, INC.
Entity Central Index Key	0001041368
Entity Incorporation, State or Country Code	WA
Entity Tax Identification Number	91-1838969
Entity Address, Address Line One	900 Washington Street
Entity Address, Address Line Two	Suite 900
Entity Address, City or Town	Vancouver
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98660
City Area Code	360
Local Phone Number	693-6650
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(g) Security	Common Stock, par value $0.01 per share
Trading Symbol	RVSB
Security Exchange Name	NASDAQ